Pension and Post-retirement and Other Benefit Plans	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Pension and Post-retirement and Other Benefit Plans
NOTE 10. PENSION AND POST-RETIREMENT AND OTHER BENEFIT PLANS
The Company sponsors qualified and nonqualified defined benefit pension plans that together cover many of its U.S. employees. The plans provide defined benefits based on years of service and final average salary. The Company also sponsors a noncontributory plan that provides post-retirement life insurance benefits (“OPEB”) to some of its U.S. employees.
Non-U.S.
based employees are eligible to participate in either Company-sponsored or government-sponsored benefit plans to which the Company contributes. The Company also sponsors separate defined contribution plans that cover substantially all of its U.S. employees and some
non-U.S.
employees.

The funded status of is pension plans, together with the associated balances recognized in its consolidated financial statements as of December 31, 2023, 2022, and 2021 were as follows:

(In millions)	2023	2022	2021
Projected benefit obligation at January 1	$269.2	$357.7	$384.0
Service cost	1.1	1.7	2.2
Interest cost	12.8	7.4	6.4
Actuarial (gain) loss	6.9	(76.2)	(13.8)
Plan participants’ contributions	0.2	0.2	0.2
Benefits paid	(17.8)	(16.9)	(16.5)
Currency translation adjustments	1.7	(4.7)	(4.8)

Projected benefit obligation at December 31	$274.1	$269.2	$357.7

Fair value of plan assets at January 1	$237.7	$301.7	$290.8
Company contributions	11.9	3.3	13.0
Actual return on plan assets	17.2	(49.7)	15.3
Plan participants’ contributions	0.2	0.2	0.2
Benefits paid	(17.8)	(16.9)	(16.5)
Currency translation adjustments	0.7	(0.9)	(1.1)

Fair value of plan assets at December 31	$249.9	$237.7	$301.7

Funded status of the plans (liability) at December 31	$(24.2)	$(31.5)	$(56.0)

Amounts recognized in the Consolidated Balance Sheets at December 31
Other current liabilities	(1.6)	(1.5)	(0.9)
Accrued pension and other post-retirement benefits, less current portion	(22.6)	(30.0)	(55.1)

Net amount recognized	$(24.2)	$(31.5)	$(56.0)

The liability associated with the OPEB plan included in the consolidated financial statements was $2.2 million, $2.3 million, and $2.6 million as of December 31, 2023, 2022, and 2021 respectively.
Amounts recognized in accumulated other comprehensive loss at December 31, 2023, 2022, and 2021 were $179.2 million, $177.3 million, and $196.2 million, respectively for pensions, and $(0.3) million, $(0.4) million, and $(0.2) million for the OPEB plan, respectively. These amounts were primarily unrecognized actuarial gains and losses.
The accumulated benefit obligation for all pension plans was $268.8 million, $265.0 million, and $350.6 million at December 31, 2023, 2022, and 2021, respectively. All pension plans had accumulated benefit obligations in excess of plan assets as of December 31, 2023. For the year ended December 31, 2023, accumulated benefit obligation for the pension plans increased primarily due to actuarial losses incurred from the decrease in discount rates driven by a decrease in bond yields.
Pension costs (income) for the years ended December 31, were as follows:

(In millions)	2023	2022	2021
Service cost	$1.1	$1.7	$2.2
Interest cost	12.8	7.4	6.4
Expected return on plan assets	(17.1)	(15.7)	(15.6)
Amortization of net actuarial loss	5.0	8.0	7.7
Settlement loss recognized	—	0.2	0.1

Total costs	$1.8	$1.6	$0.8

OPEB plan costs were not material for the years ended December 31, 2023, 2022, and 2021.

Pre-tax
changes in projected benefit obligations and plan assets recognized in other comprehensive loss during 2023 for the OPEB plan were not material and for the pension plans were as follows:

(In millions)	Pensions
Actuarial gain	$6.8
Amortization of net actuarial loss	(5.0)

Net income recognized in other comprehensive income	$1.8

Total recognized in net periodic benefit cost and other comprehensive income	$3.6

The Company uses a corridor approach to recognize actuarial gains and losses that result from changes in actuarial assumptions. The corridor approach defers all actuarial gains and losses resulting from changes in assumptions in other accumulated other comprehensive income (loss), such as those related to changes in the discount rate and differences between actual and expected returns on plan assets. These unrecognized gains and losses are amortized when the net gains and losses exceed 10% of the higher of the market-related value of the assets or the projected benefit obligation for each respective plan. The amortization is on a straight-line basis over the life expectancy of the plan’s participants for the frozen plans and the expected remaining service periods for the other plans.
Beginning in 2010, the U.S. defined benefit plans were frozen to new entrants and future benefit accruals for non-union
participants were discontinued.
The following weighted-average assumptions were used to determine the benefit obligations for the pension plans:

	2023	2022	2021
Discount rate	4.74%	5.02%	2.67%
Rate of compensation increase	2.56%	2.55%	3.77%
The following weighted-average assumptions were used to determine net periodic benefit cost for the pension plans:

	2023	2022	2021
Discount rate	5.00%	2.86%	2.32%
Rate of compensation increase	2.56%	2.55%	3.77%
Expected rate of return on plan assets	6.08%	5.42%	5.58%
The estimate of the expected rate of return on plan assets is based primarily on the historical performance of plan assets, asset allocation, current market conditions and long-term growth expectations.
Plan assets
The Company’s pension investment strategy balances the requirements to generate returns using higher-returning assets, such as equity securities, with the need to control risk in the pension plan with less volatile assets, such as fixed-income securities. Risks include, among others, the likelihood of the pension plans being underfunded, thereby increasing their dependence on Company contributions. The assets are managed by professional investment firms and performance is evaluated against specific benchmarks.
Target asset allocations and actual allocations as of December 31, 2023, 2022, and 2021 were as follows:

	Target	2023	2022	2021
Equity	0% - 15%	—%	29%	36%
Fixed income	60% - 100%	88%	64%	59%
Real estate and other	0% - 15%	8%	6%	4%
Cash	0% - 10%	4%	1%	1%

		100%	100%	100%

Actual pension plans’ asset holdings by category and level within the fair value hierarchy are presented in the following table:

	As of December 31, 2023			As of December 31, 2022			As of December 31, 2021
(In millions)	Total	Level 1	Level 2	Total	Level 1	Level 2	Total	Level 1	Level 2
Cash and cash equivalents	$8.7	$8.7	$—	$2.8	$2.8	$—	$2.4	$2.4	$—
Equity securities:
All caps (1)	—	—	—	15.6	—	15.6	25.6	—	25.6
International (2)	—	—	—	39.2	—	39.2	64.8	—	64.8
Infrastructure (3)	—	—	—	10.3	10.3	—	14.8	14.8	—
Fixed income securities:
Government securities (4)	55.2	—	55.2	32.5	—	32.5	34.6	—	34.6
Corporate bonds (5)	125.8	—	125.8	109.3	—	109.3	135.1	8.0	127.1
Other investments (6)	15.3	—	15.3	13.7	—	13.7	12.7	—	12.7

Total assets at fair value	$205.0	$8.7	$196.3	$223.4	$13.1	$210.3	$290.0	$25.2	$264.8

Investments valued using NAV as a practical expedient (7)	44.7			14.3			11.8

Total assets	$249.7			$237.7			$301.8

(1)	Includes funds that invest in large, medium and small cap equity securities.
(2)	Includes funds that invest primarily in international equity securities.
(3)	Includes funds that invest primarily in infrastructure equity securities.
(4)	Includes U.S. government securities and funds that invest primarily in U.S. government bonds, including treasury inflation protected securities.
(5)	Includes funds that invest in investment grade bonds, high yield bonds and mortgage-backed fixed income securities.
(6)	Includes funds that invest primarily in commodities and investments in insurance contracts held by the Company’s foreign pension plans.
(7)	The Company elected the practical expedient to characterize certain new investments which are measured at net asset values (“NAV”) that have not been classified in the fair value hierarchy.
The fair value of assets classified as Level 1 is based on unadjusted quoted prices in active markets for identical assets. The fair value of assets classified as Level 2 is based on quoted prices for similar assets or based on valuations made using inputs that are either directly or indirectly observable as of the reporting date. Such inputs include net asset values reported at a minimum on a monthly basis by investment funds or contract values provided by the issuing insurance company. The Company is able to sell any of its investment funds with notice of no more than 30 days. For more information on the fair value hierarchy, see Note 17. Fair Value of Financial Instruments.
Contributions
The Company expects to contribute $3.5 million to its pension and other post-retirement benefit plans in 2024. The pension contributions will be primarily for the
non-U.S.
pension plans. All of the contributions are expected to be in the form of cash.

Estimated future benefit payments
The following table summarizes expected benefit payments from various pension benefit plans through 2032. Actual benefit payments may differ from expected benefit payments.

(In millions)	Pensions
2024	$18.6
2025	19.7
2026	20.8
2027	19.8
2028	19.5
2029-2033	98.3
Savings Plans
U.S. and some international employees participate in defined contribution savings plans that the Company sponsors. These plans generally provide company matching contributions on participants’ voluntary contributions and/or company non-elective
contributions. Additionally, certain highly compensated employees participate in a non-qualified
deferred compensation plan, which also allows for company matching contributions and company non-elective
contributions on compensation in excess of the Internal Revenue Code Section 401(a) (17) limit. The expense for matching contributions was $13.6 million, $11.9 million, and $10.4 million in 2023, 2022 and 2021, respectively.